Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Explanation of Operating Revenues And Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 7,318,087	₩ 7,140,333	₩ 7,013,889
Fixed-line services	5,157,728	5,142,359	5,056,513
Fixed-line and VoIP telephone services	1,188,365	1,249,024	1,378,265
Broadband Internet access services	2,634,200	2,578,558	2,504,833
Data communication services	1,335,163	1,314,777	1,173,415
Media and content	3,107,444	3,206,521	3,099,776
Financial services	3,742,655	3,967,763	3,836,589
Sale of goods	3,373,686	3,292,514	3,393,646
Others	4,024,873	3,845,755	3,833,793
Total	₩ 26,724,473	₩ 26,595,245	₩ 26,234,206